UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number: 811-08464
High Income Opportunities Portfolio
(Exact Name of registrant as Specified in Charter)
Two International Place Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(registrant’s Telephone Number)
October 31
Date of Fiscal Year End
October 31, 2009
Date of Reporting Period

Item 1. Reports to Stockholders

High Income Opportunities Portfolio as of October 31, 2009

PORTFOLIO OF INVESTMENTS

Senior Floating-Rate Interests — 7.7%(1)

	Principal
	Amount
Security	(000’s omitted)	Value

Aerospace — 0.1%

Hawker Beechcraft Acquisition, Term Loan, 2.26%, Maturing 3/26/14	$1,097	$871,854
Hawker Beechcraft Acquisition, Term Loan, 2.28%, Maturing 3/26/14	65	51,589

		$923,443

Automotive & Auto Parts — 1.0%

EPD Holdings, (Goodyear Engineering Products), Term Loan - Second Lien, 6.00%, Maturing 7/13/15	$2,560	$1,561,600
Ford Motor Co., Revolving Loan, Maturing 12/15/13(2)	1,100	1,000,450
Ford Motor Co., Term Loan, 3.29%, Maturing 12/16/13	4,726	4,224,103

		$6,786,153

Broadcasting — 0.7%

HIT Entertainment, Inc., Term Loan - Second Lien, 5.98%, Maturing 2/5/13	$9,180	$4,980,150

		$4,980,150

Building Materials — 0.4%

Panolam Industries Holdings, Inc., Term Loan, 5.00%, Maturing 9/30/12	$3,580	$3,230,950

		$3,230,950

Capital Goods — 0.1%

Dresser, Inc., Term Loan - Second Lien, 6.00%, Maturing 5/4/15	$1,080	$982,800

		$982,800

Consumer Products — 0.2%

Amscan Holdings, Inc., Term Loan, 2.65%, Maturing 5/25/13	$1,511	$1,372,718

		$1,372,718

Electronics / Electrical — 0.3%

Freescale Semiconductor, Inc., Term Loan, 2.00%, Maturing 11/29/13	$2,508	$2,044,338

		$2,044,338

Food & Drug Retail — 0.8%

Rite Aid Corp., Term Loan, 9.50%, Maturing 6/10/15	$2,860	$2,964,868
Warner Chilcott Corp., Term Loan, Maturing 10/30/14(2)	820	822,967
Warner Chilcott Corp., Term Loan, Maturing 4/30/15(2)	902	905,263
Warner Chilcott Corp., Term Loan, Maturing 4/30/15(2)	410	411,483
Warner Chilcott Corp., Term Loan, Maturing 4/30/15(2)	287	288,038

		$5,392,619

Food / Beverage / Tobacco — 0.3%

Dole Food Company, Inc., Term Loan, 7.78%, Maturing 4/12/13	$271	$274,349
Dole Food Company, Inc., Term Loan, 8.00%, Maturing 4/12/13	473	478,348
Dole Food Company, Inc., Term Loan, 8.00%, Maturing 4/12/13	1,698	1,718,073

		$2,470,770

Gaming — 0.7%

BLB Worldwide Holdings, Term Loan - Second Lien, 0.00%, Maturing 7/18/12(3)	$5,410	$365,175
Cannery Casino Resorts, LLC, Term Loan - Second Lien, 4.50%, Maturing 5/16/14	1,580	1,149,450
Great Lakes Entertainment, Term Loan, 9.00%, Maturing 8/15/12	3,460	3,338,609

		$4,853,234

Health Care — 0.6%

IASIS Healthcare, (PIK), Term Loan, 5.53%, Maturing 6/13/14	$2,051	$1,835,948
Viant Holdings, Inc., Term Loan, 2.54%, Maturing 6/25/14	2,553	2,489,516

		$4,325,464

Insurance — 0.3%

HUB International, Ltd., Term Loan, Maturing 6/12/14(2)	$1,870	$1,836,106

		$1,836,106

See notes to financial statements

High Income Opportunities Portfolio as of October 31, 2009

PORTFOLIO OF INVESTMENTS CONT’D

	Principal
	Amount
Security	(000’s omitted)	Value

Services — 1.3%

Neff Rental, Inc., Term Loan - Second Lien, 3.78%, Maturing 11/20/14	$1,310	$275,100
Rental Service Corp., Term Loan - Second Lien, 3.82%, Maturing 11/30/13	3,064	2,780,860
Travelport, LLC, Term Loan, 2.78%, Maturing 8/23/13	466	425,277
Travelport, LLC, Term Loan, 2.78%, Maturing 8/23/13	2,615	2,386,598
Travelport, LLC, Term Loan, 2.78%, Maturing 8/23/13	465	423,902
Travelport, LLC, Term Loan, 10.50%, Maturing 8/23/13	2,643	2,687,432

		$8,979,169

Steel — 0.2%

RathGibson, Inc., DIP Loan, 10.70%, Maturing 2/10/10	$1,612	$1,612,308

		$1,612,308

Transportation Ex Air / Rail — 0.1%

CEVA Group, PLC, Term Loan, 3.25%, Maturing 6/29/15	$745	$628,566
CEVA Group, PLC, Term Loan, 3.28%, Maturing 8/2/15	250	207,842

		$836,408

Utilities — 0.6%

TXU Texas Competitive Electric Holdings Co., LLC, Term Loan, 3.74%, Maturing 10/10/14	$5,521	$4,291,843

		$4,291,843

Total Senior Floating-Rate Interests
(identified cost $62,202,989)		$54,918,473

Corporate Bonds & Notes — 87.5%

	Principal
	Amount
Security	(000’s omitted)	Value

Aerospace — 0.4%

Alion Science and Technologies Corp., 10.25%, 2/1/15	$1,625	$1,153,750
Hawker Beechcraft Acquisition, 9.75%, 4/1/17	1,460	981,850
Spirit AeroSystems, Inc., 7.50%, 10/1/17(4)	635	633,413

		$2,769,013

Air Transportation — 0.1%

Continental Airlines, 7.033%, 6/15/11	$1,026	$923,230

		$923,230

Automotive & Auto Parts — 4.6%

Affinia Group, Inc., Sr. Notes, 10.75%, 8/15/16(4)	$525	$578,813
Allison Transmission, Inc., 11.00%, 11/1/15(4)	355	363,875
Allison Transmission, Inc., (PIK), 11.25%, 11/1/15(4)	3,510	3,295,012
Altra Industrial Motion, Inc., 9.00%, 12/1/11	3,660	3,756,075
Commercial Vehicle Group, Inc., Sr. Notes, 8.00%, 7/1/13	1,660	954,500
Ford Motor Credit Co., Sr. Notes, 7.50%, 8/1/12	3,645	3,551,852
Ford Motor Credit Co., Sr. Notes, 7.80%, 6/1/12	2,560	2,508,106
Ford Motor Credit Co., Sr. Notes, 8.00%, 12/15/16	4,890	4,730,053
Ford Motor Credit Co., Sr. Notes, 9.875%, 8/10/11	2,530	2,588,911
Ford Motor Credit Co., Sr. Notes, 12.00%, 5/15/15	1,305	1,471,157
Goodyear Tire & Rubber Co. (The), Sr. Notes, 10.50%, 5/15/16	3,770	4,099,875
Navistar International Corp., Sr. Notes, 8.25%, 11/1/21	3,200	3,140,000
United Components, Inc., Sr. Sub. Notes, 9.375%, 6/15/13	1,670	1,590,675

		$32,628,904

Banks and Thrifts — 0.6%

General Motors Acceptance Corp., 6.875%, 9/15/11(4)	$571	$553,870
General Motors Acceptance Corp., 8.00%, 11/1/31(4)	4,005	3,464,325

		$4,018,195

Broadcasting — 1.4%

Cequel Communications Holdings, LLC, 8.625%, 11/15/17(4)	$2,020	$1,991,909
Rainbow National Services, LLC, Sr. Sub. Notes., 10.375%, 9/1/14(4)	1,675	1,767,125

See notes to financial statements

High Income Opportunities Portfolio as of October 31, 2009

PORTFOLIO OF INVESTMENTS CONT’D

	Principal
	Amount
Security	(000’s omitted)	Value

Broadcasting (continued)

Sirius XM Radio, Inc., Sr. Notes, 9.75%, 9/1/15(4)	$1,305	$1,337,625
XM Satellite Radio Holdings, Inc., Sr. Notes, 11.25%, 6/15/13(4)	2,120	2,236,600
XM Satellite Radio Holdings, Inc., Sr. Notes, 13.00%, 8/1/13(4)	2,515	2,515,000

		$9,848,259

Building Materials — 0.5%

Interface, Inc., Sr. Notes, 11.375%, 11/1/13(4)	$640	$694,400
Interface, Inc., Sr. Sub. Notes, 9.50%, 2/1/14	745	735,688
Panolam Industries International, Sr. Sub. Notes, 10.75%, 10/1/13(3)	5,230	1,699,750
USG Corp., 9.75%, 8/1/14(4)	670	706,850

		$3,836,688

Cable / Satellite TV — 1.7%

CCO Holdings, LLC/CCO Capital Corp., Sr. Notes, 8.75%, 11/15/13(3)	$3,465	$3,802,837
Charter Communications, Inc., Sr. Notes, 10.375%, 4/30/14(3)(4)	310	316,975
Charter Communications, Inc., Sr. Notes, 12.875%, 9/15/14(3)(4)	2,340	2,597,400
Kabel Deutschland GmbH, 10.625%, 7/1/14	2,835	3,001,556
Virgin Media Finance PLC, 9.50%, 8/15/16	2,005	2,130,313

		$11,849,081

Capital Goods — 1.7%

American Railcar Industry, Sr. Notes, 7.50%, 3/1/14	$1,620	$1,482,300
Chart Industries, Inc., Sr. Sub. Notes, 9.125%, 10/15/15	2,370	2,370,000
ESCO Corp., Sr. Notes, 8.625%, 12/15/13(4)	1,720	1,707,100
RBS Global & Rexnord Corp., 9.50%, 8/1/14(4)	1,947	1,937,265
RBS Global & Rexnord Corp., 11.75%, 8/1/16	1,870	1,823,250
Terex Corp., Sr. Notes, 10.875%, 6/1/16	2,555	2,772,175

		$12,092,090

Chemicals — 2.8%

Ashland, Inc., 9.125%, 6/1/17(4)	$1,945	$2,105,463
CII Carbon, LLC, 11.125%, 11/15/15(4)	1,665	1,648,350
Dow Chemical Co. (The), 8.55%, 5/15/19	4,135	4,728,513
INEOS Group Holdings PLC, Sr. Sub. Notes, 8.50%, 2/15/16(4)	4,115	2,324,975
Nova Chemicals Corp., Sr. Notes, 8.375%, 11/1/16(4)	1,610	1,626,100
Reichhold Industries, Inc., Sr. Notes, 9.00%, 8/15/14(4)	5,520	4,498,800
Solutia, Inc., 8.75%, 11/1/17	1,420	1,476,800
Terra Capital, Inc., Sr. Notes, 7.75%, 11/1/19(4)	1,555	1,570,550

		$19,979,551

Consumer Products — 1.5%

ACCO Brands Corp., 7.625%, 8/15/15	$1,190	$1,082,900
ACCO Brands Corp., Sr. Notes, 10.625%, 3/15/15(4)	1,920	2,064,000
Amscan Holdings, Inc., Sr. Sub. Notes, 8.75%, 5/1/14	5,960	5,662,000
Sealy Mattress Co., 8.25%, 6/15/14	1,195	1,165,125
Sealy Mattress Co., Sr. Notes, 10.875%, 4/15/16(4)	400	450,000

		$10,424,025

Containers — 1.3%

Intertape Polymer US, Inc., Sr. Sub. Notes, 8.50%, 8/1/14	$3,855	$3,026,175
Pliant Corp., Sr. Notes, 11.625%, 6/15/10(3)	5,524	4,875,244
Solo Cup Co., Sr. Notes, 10.50%, 11/1/13(4)	1,295	1,379,175

		$9,280,594

Diversified Financial Services — 0.2%

Cantor Fitzgerald, LP, 7.875%, 10/15/19(4)	$1,600	$1,613,872

		$1,613,872

Diversified Media — 3.8%

Affinion Group, Inc., 10.125%, 10/15/13	$1,125	$1,158,750
Affinion Group, Inc., 11.50%, 10/15/15	2,490	2,614,500
Catalina Marketing Corp., 11.625%, 10/1/17(4)	2,965	3,016,887
Catalina Marketing Corp., (PIK), 10.50%, 10/1/15(4)	510	518,925
Interpublic Group Cos., Inc., 10.00%, 7/15/17	2,570	2,775,600
LBI Media, Inc., Sr. Disc. Notes, 11.00%, 10/15/13	2,760	1,756,050
LBI Media, Inc., Sr. Sub. Notes, 8.50%, 8/1/17(4)	3,950	2,789,688
MDC Partners, Inc., 11.00%, 11/1/16(4)	2,200	2,213,750
Nielsen Finance, LLC, 10.00%, 8/1/14	3,630	3,757,050
Nielsen Finance, LLC, 11.50%, 5/1/16	1,870	1,996,225

See notes to financial statements

High Income Opportunities Portfolio as of October 31, 2009

PORTFOLIO OF INVESTMENTS CONT’D

	Principal
	Amount
Security	(000’s omitted)	Value

Diversified Media (continued)

Nielsen Finance, LLC, 12.50%, (0.00% until 8/1/11), 8/1/16	$1,520	$1,324,300
Nielsen Finance, LLC, Sr. Notes, 11.625%, 2/1/14	220	235,950
Warner Music Group Acquisition Corp., Sr. Notes, 9.50%, 6/15/16(4)	2,935	3,147,787

		$27,305,462

Energy — 8.2%

Allis-Chalmers Energy, Inc., Sr. Notes, 9.00%, 1/15/14	$2,105	$1,789,250
Berry Petroleum Co., Sr. Notes, 10.25%, 6/1/14	1,905	2,047,875
Bill Barrett Corp., 9.875%, 7/15/16	385	410,025
Clayton Williams Energy, Inc., 7.75%, 8/1/13	2,600	2,275,000
Compton Pet Finance Corp., 7.625%, 12/1/13	2,545	1,889,663
Denbury Resources, Inc., Sr. Sub. Notes, 9.75%, 3/1/16	3,050	3,286,375
El Paso Corp., Sr. Notes, 9.625%, 5/15/12	2,880	3,009,470
Forbes Energy Services, Sr. Notes, 11.00%, 2/15/15	4,040	3,403,700
Holly Corp., 9.875%, 6/15/17(4)	3,025	3,146,000
OPTI Canada, Inc., Sr. Notes, 7.875%, 12/15/14	1,915	1,503,275
OPTI Canada, Inc., Sr. Notes, 8.25%, 12/15/14	2,060	1,627,400
Petroleum Development Corp., Sr. Notes, 12.00%, 2/15/18	1,570	1,573,925
Petroplus Finance, Ltd., 6.75%, 5/1/14(4)	200	188,000
Petroplus Finance, Ltd., 7.00%, 5/1/17(4)	3,755	3,417,050
Petroplus Finance, Ltd., Sr. Notes, 9.375%, 9/15/19(4)	3,235	3,259,262
Quicksilver Resources, Inc., 7.125%, 4/1/16	4,300	3,880,750
Quicksilver Resources, Inc., Sr. Notes, 11.75%, 1/1/16	2,720	3,032,800
SandRidge Energy, Inc., Sr. Notes, 8.00%, 6/1/18(4)	1,805	1,795,975
SandRidge Energy, Inc., Sr. Notes, (PIK), 8.625%, 4/1/15	4,240	4,324,800
SemGroup, L.P., Sr. Notes, 8.75%, 11/15/15(3)(4)	6,330	411,450
SESI, LLC, Sr. Notes, 6.875%, 6/1/14	700	686,000
Stewart & Stevenson, LLC, Sr. Notes, 10.00%, 7/15/14	2,800	2,590,000
Tesoro Corp., 9.75%, 6/1/19	650	671,125
United Refining Co., Sr. Notes, 10.50%, 8/15/12	9,420	8,148,300

		$58,367,470

Entertainment / Film — 1.5%

AMC Entertainment, Inc., 11.00%, 2/1/16	$10,255	$10,819,025

		$10,819,025

Environmental — 0.9%

Casella Waste Systems, Inc., Sr. Notes, 11.00%, 7/15/14(4)	$650	$697,125
Clean Harbors, Inc., Sr. Notes, 7.625%, 8/15/16(4)	900	927,000
Waste Services, Inc., Sr. Sub. Notes, 9.50%, 4/15/14	4,915	4,964,150

		$6,588,275

Food & Drug Retail — 0.4%

Duane Reade, Inc., Sr. Notes, 11.75%, 8/1/15(4)	$390	$417,300
Supervalu, Inc., Sr. Notes, 8.00%, 5/1/16	2,110	2,157,475

		$2,574,775

Food / Beverage / Tobacco — 2.3%

ASG Consolidated, LLC/ASG Finance, Inc., Sr. Disc. Notes, 11.50%, 11/1/11	$6,585	$6,469,762
Dole Foods Co., 13.875%, 3/15/14(4)	2,585	3,037,375
Smithfield Foods, Inc., Sr. Notes, 7.00%, 8/1/11	4,535	4,398,950
Smithfield Foods, Inc., Sr. Notes, 10.00%, 7/15/14(4)	2,015	2,125,825

		$16,031,912

Gaming — 6.3%

Buffalo Thunder Development Authority, 9.375%, 12/15/14(3)(4)	$5,755	$1,093,450
CCM Merger, Inc., 8.00%, 8/1/13(4)	3,635	2,998,875
Chukchansi EDA, Sr. Notes, Variable Rate, 4.913%, 11/15/12(4)	595	371,875
Eldorado Casino Shreveport, 10.00%, 8/1/12(5)	705	621,378
Fontainebleau Las Vegas Casino, LLC, 11.00%, 6/15/15(3)(4)	9,480	379,200
Galaxy Entertainment Finance, 9.875%, 12/15/12(4)	3,970	3,910,450
Galaxy Entertainment Finance, Variable Rate, 6.218%, 12/15/10(4)	265	261,025
Greektown Holdings, LLC, Sr. Notes, 10.75%, 12/1/13(3)(4)	1,180	241,900
Harrah’s Operating Co., Inc., Sr. Notes, 11.25%, 6/1/17(4)	1,755	1,798,875
Harrah’s Operating Escrow Corp., Sr. Notes, 11.25%, 6/1/17(4)	1,560	1,599,000

See notes to financial statements

High Income Opportunities Portfolio as of October 31, 2009

PORTFOLIO OF INVESTMENTS CONT’D

	Principal
	Amount
Security	(000’s omitted)	Value

Gaming (continued)

Indianapolis Downs, LLC & Capital Corp., Sr. Notes, 11.00%, 11/1/12(4)	$1,980	$1,277,100
Inn of the Mountain Gods, Sr. Notes, 12.00%, 11/15/10(3)	3,615	1,455,038
Majestic HoldCo, LLC, 12.50%, 10/15/11(3)(4)	1,620	1,944
MGM Mirage, Inc., Sr. Notes, 10.375%, 5/15/14(4)	1,305	1,396,350
MGM Mirage, Inc., Sr. Notes, 11.125%, 11/15/17(4)	1,350	1,491,750
Mohegan Tribal Gaming Authority, Sr. Sub. Notes, 6.875%, 2/15/15	2,930	1,948,450
Mohegan Tribal Gaming Authority, Sr. Sub. Notes, 7.125%, 8/15/14	2,760	1,945,800
Mohegan Tribal Gaming Authority, Sr. Sub. Notes, 8.00%, 4/1/12	3,250	2,778,750
Mohegan Tribal Gaming Authority, Sr. Sub. Notes, 8.375%, 7/1/11	1,000	906,505
Mohegan Tribal Gaming Authority, Sr. Sub. Notes, 11.50%, 11/1/17(4)	1,620	1,591,650
MTR Gaming Group, Inc., 12.625%, 7/15/14(4)	2,055	2,024,175
Peninsula Gaming, LLC, 8.375%, 8/15/15(4)	390	389,025
Peninsula Gaming, LLC, 10.75%, 8/15/17(4)	1,760	1,755,600
Pinnacle Entertainment, Inc., Sr. Sub. Notes, 7.50%, 6/15/15	1,235	1,117,675
Pokagon Gaming Authority, Sr. Notes, 10.375%, 6/15/14(4)	1,184	1,231,360
San Pasqual Casino, 8.00%, 9/15/13(4)	1,335	1,274,925
Seminole Hard Rock Entertainment, Variable Rate, 2.799%, 3/15/14(4)	2,190	1,773,900
Tunica-Biloxi Gaming Authority, Sr. Notes, 9.00%, 11/15/15(4)	3,605	3,262,525
Waterford Gaming, LLC, Sr. Notes, 8.625%, 9/15/14(4)	4,925	3,931,135

		$44,829,685

Health Care — 7.0%

Accellent, Inc., 10.50%, 12/1/13	$2,465	$2,428,025
AMR HoldCo, Inc./EmCare HoldCo, Inc., Sr. Sub. Notes, 10.00%, 2/15/15	4,860	5,127,300
Apria Healthcare Group, Inc., Sr. Notes, 12.375%, 11/1/14(4)	320	349,600
Biomet, Inc., 11.625%, 10/15/17	6,975	7,681,219
Biomet, Inc., (PIK), 10.375%, 10/15/17	640	692,000
DJO Finance, LLC/DJO Finance Corp., 10.875%, 11/15/14	3,465	3,629,587
Fresenius US Finance II, Inc., Sr. Notes, 9.00%, 7/15/15(4)	995	1,099,475
HCA, Inc., 9.875%, 2/15/17(4)	2,195	2,370,600
Inverness Medical Innovations, Inc., Sr. Sub. Notes, 9.00%, 5/15/16	3,230	3,286,525
MultiPlan, Inc., Sr. Sub. Notes, 10.375%, 4/15/16(4)	5,535	5,341,275
National Mentor Holdings, Inc., 11.25%, 7/1/14	3,670	3,660,825
Res-Care, Inc., Sr. Notes, 7.75%, 10/15/13	2,370	2,358,150
Rural/Metro Corp., 9.875%, 3/15/15	870	876,525
Rural/Metro Corp., Sr. Disc. Notes, 12.75%, (0.00% until 3/15/10), 3/15/16	2,070	2,070,000
Talecris Biotherapeutics Holdings Corp., Sr. Notes, 7.75%, 11/15/16(4)	2,800	2,849,000
US Oncology, Inc., 10.75%, 8/15/14	1,655	1,737,750
US Oncology, Inc., Sr. Notes, 9.125%, 8/15/17(4)	2,040	2,162,400
Valeant Pharmaceuticals International, 8.375%, 6/15/16(4)	1,375	1,412,813
Viant Holdings, Inc., 10.125%, 7/15/17(4)	440	420,200

		$49,553,269

Homebuilders / Real Estate — 0.3%

CB Richard Ellis Service, Inc., Sr. Sub. Notes, 11.625%, 6/15/17	$1,990	$2,176,563

		$2,176,563

Insurance — 0.5%

Alliant Holdings I, Inc., 11.00%, 5/1/15(4)	$1,795	$1,759,100
HUB International Holdings, Inc., Sr. Notes, 9.00%, 12/15/14(4)	670	643,200
U.S.I. Holdings Corp., Sr. Notes, Variable Rate, 4.315%, 11/15/14(4)	1,200	996,000

		$3,398,300

Leisure — 2.0%

HRP Myrtle Beach Operations, LLC/HRP Myrtle Beach Capital Corp., 12.50%, 4/1/13(3)(4)(5)	$2,315	$0
HRP Myrtle Beach Operations, LLC/HRP Myrtle Beach Capital Corp., Variable Rate, 0.00%, 4/1/12(3)(4)(5)	3,985	0
HRP Myrtle Beach Operations, LLC/HRP Myrtle Beach Capital Corp., Sr. Notes, (PIK), 14.50%, 4/1/14(3)(4)(5)	3,274	0
Royal Caribbean Cruises, Sr. Notes, 6.875%, 12/1/13	858	816,769
Royal Caribbean Cruises, Sr. Notes, 7.00%, 6/15/13	1,750	1,697,500
Royal Caribbean Cruises, Sr. Notes, 7.25%, 6/15/16	535	500,225

See notes to financial statements

High Income Opportunities Portfolio as of October 31, 2009

PORTFOLIO OF INVESTMENTS CONT’D

	Principal
	Amount
Security	(000’s omitted)	Value

Leisure (continued)

Royal Caribbean Cruises, Sr. Notes, 7.25%, 3/15/18	$1,355	$1,239,825
Royal Caribbean Cruises, Sr. Notes, 8.75%, 2/2/11	255	258,825
Universal City Florida Holdings, Sr. Notes, 8.375%, 5/1/10	885	889,425
Universal City Florida Holdings, Sr. Notes, Variable Rate, 5.233%, 5/1/10	8,465	8,507,325

		$13,909,894

Metals / Mining — 3.3%

Arch Coal, Inc., Sr. Notes, 8.75%, 8/1/16(4)	$765	$787,950
FMG Finance PTY, Ltd., 10.625%, 9/1/16(4)	5,820	6,416,550
Murray Energy Corp., Sr. Notes, 10.25%, 10/15/15(4)	3,865	3,845,675
Novelis, Inc./GA, Sr. Notes, 11.50%, 2/15/15(4)	785	820,325
Teck Resources, Ltd., Sr. Notes, 9.75%, 5/15/14	2,555	2,880,762
Teck Resources, Ltd., Sr. Notes, 10.25%, 5/15/16	1,915	2,216,613
Teck Resources, Ltd., Sr. Notes, 10.75%, 5/15/19	5,805	6,791,850

		$23,759,725

Paper — 4.5%

Boise Paper Holdings, LLC, Sr. Notes, 9.00%, 11/1/17(4)	$1,825	$1,852,375
Domtar Corp., Sr. Notes, 10.75%, 6/1/17	2,680	3,088,700
International Paper Co., 7.95%, 6/15/18	2,320	2,590,046
International Paper Co., 9.375%, 5/15/19	7,525	9,124,710
International Paper Co., Sr. Notes, 7.50%, 8/15/21	890	976,577
Jefferson Smurfit Corp., Sr. Notes, 7.50%, 6/1/13(3)	887	696,295
Jefferson Smurfit Corp., Sr. Notes, 8.25%, 10/1/12(3)	1,225	949,375
NewPage Corp., 10.00%, 5/1/12	1,190	785,400
NewPage Corp., Sr. Notes, 11.375%, 12/31/14(4)	7,900	7,919,750
Smurfit-Stone Container Corp., Sr. Notes, 8.00%, 3/15/17(3)	3,000	2,325,000
Smurfit-Stone Container Corp., Sr. Notes, 8.375%, 7/1/12(3)	605	476,437
Verso Paper Holdings, LLC/Verso Paper, Inc., 11.375%, 8/1/16	1,820	1,192,100
Verso Paper Holdings, LLC/Verso Paper, Inc., Sr. Notes, Variable Rate, 4.233%, 8/1/14	245	161,700

		$32,138,465

Publishing / Printing — 0.1%

Dex Media West/Finance, Series B, 9.875%, 8/15/13(3)	$1,835	$371,588
Local Insight Regatta Holdings, Inc., 11.00%, 12/1/17	695	344,025
Reader’s Digest Association, Inc. (The), Sr. Sub. Notes, 9.00%, 2/15/17(3)	5,520	82,800

		$798,413

Railroad — 0.2%

Kansas City Southern Mexico, Sr. Notes, 7.375%, 6/1/14	$1,150	$1,092,500
Kansas City Southern Mexico, Sr. Notes, 7.625%, 12/1/13	650	627,250

		$1,719,750

Restaurants — 1.0%

El Pollo Loco, Inc., 11.75%, 11/15/13	$3,175	$2,936,875
NPC International, Inc., Sr. Sub. Notes, 9.50%, 5/1/14	4,375	4,342,187

		$7,279,062

Services — 4.9%

Education Management, LLC, Sr. Sub. Notes, 10.25%, 6/1/16	$998	$1,092,810
GEO Group, Inc. (The), 7.75%, 10/15/17(4)	265	270,300
Hertz Corp., 8.875%, 1/1/14	255	259,463
Hertz Corp., 10.50%, 1/1/16	350	366,625
Laureate Education, Inc., 10.00%, 8/15/15(4)	6,040	5,919,200
Laureate Education, Inc., 11.75%, 8/15/17(4)	3,930	3,841,575
Laureate Education, Inc., (PIK), 10.25%, 8/15/15(4)	7,770	7,026,153
MediMedia USA, Inc., Sr. Sub. Notes, 11.375%, 11/15/14(4)	2,575	1,918,375
Muzak, LLC/Muzak Finance, Sr. Notes, 10.00%, 2/15/09(9)	2,640	1,135,200
Rental Service Corp., 9.50%, 12/1/14	2,220	2,203,350
RSC Equipment Rental, Inc., Sr. Notes, 10.00%, 7/15/17(4)	3,015	3,286,350
Ticketmaster Entertainment, Inc., 10.75%, 8/1/16	2,340	2,421,900
United Rentals North America, Inc., 10.875%, 6/15/16(4)	2,345	2,556,050
West Corp., 9.50%, 10/15/14	2,480	2,492,400

		$34,789,751

See notes to financial statements

High Income Opportunities Portfolio as of October 31, 2009

PORTFOLIO OF INVESTMENTS CONT’D

	Principal
	Amount
Security	(000’s omitted)	Value

Steel — 0.3%

RathGibson, Inc., Sr. Notes, 11.25%, 2/15/14(3)	$5,225	$1,920,188

		$1,920,188

Super Retail — 8.8%

General Nutrition Center, Sr. Notes, (PIK), Variable Rate, 5.178%, 3/15/14	$7,445	$6,663,275
General Nutrition Center, Sr. Sub. Notes, 10.75%, 3/15/15	5,070	5,133,375
Limited Brands, Inc., Sr. Notes, 8.50%, 6/15/19(4)	3,745	3,950,975
Neiman Marcus Group, Inc., 9.00%, 10/15/15	7,064	6,258,596
Neiman Marcus Group, Inc., 10.375%, 10/15/15	5,100	4,513,500
Sally Holdings, LLC, Sr. Notes, 10.50%, 11/15/16	5,840	6,219,600
Sonic Automotive, Inc., 5.00%, 10/1/29	2,200	2,172,500
Toys “R” Us, 7.375%, 10/15/18	260	232,700
Toys “R” Us, 7.625%, 8/1/11	6,140	6,170,700
Toys “R” Us, 7.875%, 4/15/13	4,705	4,599,137
Toys “R” Us, 10.75%, 7/15/17(4)	3,945	4,300,050
United Auto Group, Inc., 7.75%, 12/15/16	2,000	1,940,000
Yankee Acquisition Corp., 8.50%, 2/15/15	5,876	5,640,960
Yankee Acquisition Corp., 9.75%, 2/15/17	4,950	4,690,125

		$62,485,493

Technology — 3.5%

Amkor Technologies, Inc., Sr. Notes, 9.25%, 6/1/16	$4,295	$4,509,750
Avago Technologies Finance, 11.875%, 12/1/15	2,925	3,217,500
Avaya, Inc., Sr. Notes, 9.75%, 11/1/15(4)	2,930	2,827,450
Avaya, Inc., Sr. Notes, 10.125%, 11/1/15(4)	4,545	3,905,882
Ceridian Corp., Sr. Notes, 11.25%, 11/15/15	3,585	3,468,488
Jabil Circuit, Inc., Sr. Notes, 7.75%, 7/15/16	310	323,175
SunGard Data Systems, Inc., Sr. Notes, 10.625%, 5/15/15(4)	6,375	6,900,937

		$25,153,182

Telecommunications — 6.6%

Digicel Group, Ltd., Sr. Notes, 9.125%, 1/15/15(4)	$9,812	$9,468,580
Digicel Group, Ltd., Sr. Notes, 9.25%, 9/1/12(4)	3,795	3,870,900
Digicel Group, Ltd., Sr. Notes, 12.00%, 4/1/14(4)	1,195	1,353,338
Intelsat Bermuda, Ltd., 11.25%, 6/15/16	3,050	3,263,500
Intelsat Corp., 9.25%, 8/15/14	1,385	1,416,162
Intelsat Jackson Holdings, Ltd., 9.50%, 6/15/16	4,003	4,223,165
Intelsat Subsidiary Holdings Co., Ltd., 8.875%, 1/15/15	660	669,075
Intelsat Subsidiary Holdings Co., Ltd., 8.875%, 1/15/15(4)	865	872,569
NII Capital Corp., 10.00%, 8/15/16(4)	2,740	2,904,400
SBA Telecommunications, Inc., 8.00%, 8/15/16(4)	1,145	1,190,800
SBA Telecommunications, Inc., 8.25%, 8/15/19(4)	765	803,250
Sprint Capital Corp., 6.875%, 11/15/28	1,115	841,825
Telesat Canada/Telesat, LLC, Sr. Notes, 11.00%, 11/1/15	7,770	8,469,300
Telesat Canada/Telesat, LLC, Sr. Sub. Notes, 12.50%, 11/1/17	4,060	4,471,075
Wind Acquisition Finance SA, Sr. Notes, 11.75%, 7/15/17(4)	3,060	3,473,100

		$47,291,039

Textiles / Apparel — 1.3%

Levi Strauss & Co., Sr. Notes, 8.875%, 4/1/16	$265	$271,625
Levi Strauss & Co., Sr. Notes, 9.75%, 1/15/15	810	850,500
Oxford Industries, Inc., Sr. Notes, 11.375%, 7/15/15	1,945	2,100,600
Perry Ellis International, Inc., Sr. Sub. Notes, 8.875%, 9/15/13	3,710	3,607,975
Quiksilver, Inc., 6.875%, 4/15/15	2,700	2,099,250

		$8,929,950

Transportation Ex Air / Rail — 0.6%

CEVA Group, PLC, Sr. Notes, 10.00%, 9/1/14(4)	$3,825	$3,595,500
CEVA Group, PLC, Sr. Notes, 11.625%, 10/1/16(4)	880	897,600

		$4,493,100

Utilities — 2.4%

AES Eastern Energy, Series 99-A, 9.00%, 1/2/17	$2,102	$2,060,074
Calpine Construction Finance Co., Sr. Notes, 8.00%, 6/1/16(4)	3,315	3,381,300
Dynegy Holdings, Inc., Sr. Notes, 8.375%, 5/1/16	570	534,375
Edison Mission Energy, Sr. Notes, 7.00%, 5/15/17	575	467,187
Edison Mission Energy, Sr. Notes, 7.20%, 5/15/19	790	633,975
NGC Corp., 7.625%, 10/15/26	3,205	2,195,425

See notes to financial statements

High Income Opportunities Portfolio as of October 31, 2009

PORTFOLIO OF INVESTMENTS CONT’D

	Principal
	Amount
Security	(000’s omitted)	Value

Utilities (continued)

NRG Energy, Inc., Sr. Notes, 7.375%, 2/1/16	$7,135	$7,108,244
Reliant Energy, Inc., Sr. Notes, 7.625%, 6/15/14	370	362,600

		$16,743,180

Total Corporate Bonds & Notes
(identified cost $655,241,451)		$622,319,430

Convertible Bonds — 1.5%

	Principal
	Amount
Security	(000’s omitted)	Value

Cable / Satellite TV — 1.1%

Virgin Media, Inc., 6.50%, 11/15/16(4)	$7,310	$7,766,875

		$7,766,875

Health Care — 0.1%

LifePoint Hospitals, Inc., 3.25%, 8/15/25	$525	$472,500

		$472,500

Services — 0.1%

Gaylord Entertainment Co., 3.75%, 10/1/14(4)	$1,355	$1,183,931

		$1,183,931

Technology — 0.2%

Advanced Micro Devices, Inc., 6.00%, 5/1/15	$1,660	$1,215,950

		$1,215,950

Total Convertible Bonds
(identified cost $7,630,025)		$10,639,256

Common Stocks — 2.7%

Security	Shares	Value

Consumer Products — 0.0%

HF Holdings, Inc.(5)(6)	13,600	$0

		$0

Gaming — 0.0%

Fontainebleau Equity Holdings, Class A(5)(7)	148,726	$1,487
Shreveport Gaming Holdings, Inc.(5)	4,858	87,444

		$88,931

Services — 0.9%

Geo Group, Inc. (The)(6)	300,000	$6,345,000

		$6,345,000

Super Retail — 1.2%

GameStop Corp., Class A(6)	300,000	$7,287,000
GNC Acquisition Holdings, Class A(5)(6)(7)	108,818	1,280,788

		$8,567,788

Technology — 0.6%

Amkor Technology, Inc.(6)	800,000	$4,408,000

		$4,408,000

Total Common Stocks
(identified cost $22,467,669)		$19,409,719

Convertible Preferred Stocks — 0.7%

Security	Shares	Value

Energy — 0.7%

Chesapeake Energy Corp., 4.50%	53,543	$4,069,268
Chesapeake Energy Corp., 5.00%(4)	6,292	525,382

		$4,594,650

Total Convertible Preferred Stocks
(identified cost $5,951,414)		$4,594,650

Preferred Stocks — 0.0%

Security	Shares/Units	Value

Gaming — 0.0%

Fontainebleau Resorts LLC (PIK)(5)(7)	4,544	$45

		$45

See notes to financial statements

High Income Opportunities Portfolio as of October 31, 2009

PORTFOLIO OF INVESTMENTS CONT’D

Security	Shares/Units	Value

Super Retail — 0.0%

GNC Acquisition Holdings(5)(6)(7)	37,182	$224,951

		$224,951

Total Preferred Stocks
(identified cost $4,730,370)		$224,996

Miscellaneous — 0.1%

Security	Shares	Value

Cable / Satellite TV — 0.1%

Adelphia, Inc., Escrow Certificate(6)	3,555,000	$124,425
Adelphia, Inc., Escrow Certificate(6)	7,585,000	265,475
Adelphia Recovery Trust(6)	10,758,837	309,317

		$699,217

Energy — 0.0%

VeraSun Energy Corp., Escrow Certificate(5)(6)	1,240,000	$0

		$0

Utilities — 0.0%

Mirant Corp., Escrow Certificate(5)(6)(7)	1,440,000	$144
Mirant Corp., Escrow Certificate(5)(6)(7)	3,200,000	320

		$464

Total Miscellaneous
(identified cost $9,900,030)		$699,681

Warrants — 0.4%

Security	Shares	Value

Gaming — 0.4%

Peninsula Gaming LLC, Convertible Preferred Membership Interests(5)(6)(7)	25,351	$2,466,672

		$2,466,672

Total Warrants (identified cost $0)		$2,466,672

Short-Term Investments — 0.0%

	Interest
Description	(000’s Omitted)	Value

Cash Management Portfolio, 0.00%(8)	$11	$10,506

Total Short-Term Investments
(identified cost $10,506)		$10,506

Total Investments — 100.6%
(identified cost $768,134,454)		$715,283,383

Other Assets — (0.6)%		$(4,427,293)

Net Assets — 100.0%		$710,856,090

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

DIP - Debtor in Possession

PIK - Payment In Kind

(1)	Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)	This Senior Loan will settle after October 31, 2009, at which time the interest rate will be determined.

(3)	Defaulted security. Currently the issuer is in default with respect to interest and/or principal payments.

(4)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2009, the aggregate value of these securities is $240,181,440 or 33.8% of the Portfolio’s net assets.

(5)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(6)	Non-income producing security.

(7)	Restricted security (see Note 5).

(8)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of October 31, 2009.

(9)	Defaulted matured security.

See notes to financial statements

High Income Opportunities Portfolio as of October 31, 2009

FINANCIAL STATEMENTS

Statement of Assets and Liabilities

As of October 31, 2009

Assets

Unaffiliated investments, at value (identified cost, $768,123,948)	$715,272,877
Affiliated investment, at value (identified cost, $10,506)	10,506
Cash	1,568,889
Restricted cash*	29,000
Interest and dividends receivable	17,463,850
Receivable for investments sold	6,605,735
Receivable for open swap contracts	735,289

Total assets	$741,686,146

Liabilities

Demand note payable	$18,300,000
Payable for investments purchased	11,343,097
Premium received on open swap contracts	616,716
Payable to affiliates:
Investment adviser fee	367,261
Trustees’ fees	2,088
Accrued expenses	200,894

Total liabilities	$30,830,056

Net Assets applicable to investors’ interest in Portfolio	$710,856,090

Sources of Net Assets

Net proceeds from capital contributions and withdrawals	$762,971,872
Net unrealized depreciation	(52,115,782)

Total	$710,856,090

*	Represents restricted cash on deposit at the custodian as collateral for open swap contracts.

Statement of Operations

For the Year Ended
October 31, 2009

Investment Income

Interest and other income	$65,548,462
Dividends	329,793
Interest income allocated from affiliated investment	17,867
Expenses allocated from affiliated investment	(12,178)

Total investment income	$65,883,944

Expenses

Investment adviser fee	$3,779,934
Trustees’ fees and expenses	22,284
Custodian fee	241,800
Legal and accounting services	105,207
Interest expense and fees	97,481
Miscellaneous	28,800

Total expenses	$4,275,506

Deduct —
Reduction of custodian fee	$8

Total expense reductions	$8

Net expenses	$4,275,498

Net investment income	$61,608,446

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$(33,610,111)
Swap contracts	(19,157,158)
Foreign currency and forward foreign currency exchange contract transactions	77,718

Net realized loss	$(52,689,551)

Change in unrealized appreciation (depreciation) —
Investments	$182,149,672
Swap contracts	8,217,540
Foreign currency and forward foreign currency exchange contracts	(41,814)

Net change in unrealized appreciation (depreciation)	$190,325,398

Net realized and unrealized gain	$137,635,847

Net increase in net assets from operations	$199,244,293

See notes to financial statements

High Income Opportunities Portfolio as of October 31, 2009

FINANCIAL STATEMENTS CONT’D

Statements of Changes in Net Assets

Increase (Decrease)	Year Ended	Year Ended
in Net Assets	October 31, 2009	October 31, 2008

From operations —
Net investment income	$61,608,446	$66,895,970
Net realized loss from investment transactions, swap contracts, and foreign currency and forward foreign currency exchange contract transactions	(52,689,551)	(39,314,060)
Net change in unrealized appreciation (depreciation) from investments, swap contracts, foreign currency and forward foreign currency exchange contracts	190,325,398	(233,768,789)

Net increase (decrease) in net assets from operations	$199,244,293	$(206,186,879)

Capital transactions —
Contributions	$138,360,690	$93,764,788
Withdrawals	(106,809,974)	(279,784,438)

Net increase (decrease) in net assets from capital transactions	$31,550,716	$(186,019,650)

Net increase (decrease) in net assets	$230,795,009	$(392,206,529)

Net Assets

At beginning of year	$480,061,081	$872,267,610

At end of year	$710,856,090	$480,061,081

See notes to financial statements

High Income Opportunities Portfolio as of October 31, 2009

FINANCIAL STATEMENTS CONT’D

Supplementary Data

	Year Ended October 31,

	2009	2008	2007	2006	2005

Ratios/Supplemental Data

Ratios (as a percentage of average daily net assets):
Expenses(1)	0.79%	0.70%	0.63%	0.59%	0.58%
Net investment income	11.34%	9.38%	8.33%	8.13%	8.06%
Portfolio Turnover	72%	48%	81%	62%	62%

Total Return	38.97%	(29.08)%	6.54%	11.66%	6.54%

Net assets, end of year (000’s omitted)	$710,856	$480,061	$872,268	$1,087,324	$1,110,139

(1)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

See notes to financial statements

High Income Opportunities Portfolio as of October 31, 2009

NOTES TO FINANCIAL STATEMENTS

1   Significant Accounting Policies

High Income Opportunities Portfolio (the Portfolio) is a New York trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to provide a high level of current income. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At October 31, 2009, Eaton Vance High Income Opportunities Fund, Eaton Vance Floating-Rate & High Income Fund, Eaton Vance Strategic Income Fund and Eaton Vance Medallion Strategic Income Fund held an interest of 60.5%, 8.8%, 18.4% and 2.1%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America. A source of authoritative accounting principles applied in the preparation of the Portfolio’s financial statements is the Financial Accounting Standards Board (FASB) Accounting Standards Codification (the Codification), which superseded existing non-Securities and Exchange Commission accounting and reporting standards for interim and annual reporting periods ending after September 15, 2009. The adoption of the Codification for the current reporting period did not impact the Portfolio’s application of generally accepted accounting principles.

A  Investment Valuation — Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) will normally be valued on the basis of quotations provided by third party pricing services. The pricing services will use various techniques that consider factors including, but not limited to, reported trades or dealer quotations, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, issuer spreads, as well as industry and economic events. Short-term debt securities with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Portfolio based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Portfolio. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Portfolio. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans are valued in the same manner as Senior Loans. Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. Credit default swaps are normally valued using valuations provided by a third party pricing service. The pricing services employ electronic data processing techniques to determine the present value based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by

High Income Opportunities Portfolio as of October 31, 2009

NOTES TO FINANCIAL STATEMENTS CONT’D

a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that most fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker-dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Portfolio may invest in Cash Management Portfolio (Cash Management), an affiliated investment company managed by Boston Management and Research (BMR), a subsidiary of Eaton Vance Management (EVM). Cash Management generally values its investment securities utilizing the amortized cost valuation technique permitted by Rule 2a-7 of the 1940 Act, pursuant to which Cash Management must comply with certain conditions. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Management may value its investment securities in the same manner as debt obligations described above.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

As of October 31, 2009, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Portfolio’s federal tax returns filed in the 3-year period ended October 31, 2009 remains subject to examination by the Internal Revenue Service.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

High Income Opportunities Portfolio as of October 31, 2009

NOTES TO FINANCIAL STATEMENTS CONT’D

H  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I  Credit Default Swaps — When the Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation occurs. In return, the Portfolio pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Portfolio would have spent the stream of payments and received no benefits from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Portfolio is the seller of protection and a credit event occurs, the maximum potential amount of future payments that the Portfolio could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Portfolio for the same referenced obligation. As the seller, the Portfolio effectively adds leverage to its portfolio because, in addition to its total net assets, the Portfolio is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Portfolio also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. Upfront payments or receipts, if any, are recorded as other assets or other liabilities, respectively, and amortized over the life of the swap contract as realized gains or losses. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked to market on a daily basis. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction.

2   Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by BMR as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate of 0.30% of the Portfolio’s average daily net assets up to $500 million, 0.275% from $500 million up to $1 billion and at reduced rates on daily net assets of $1 billion or more; plus 3.00% of the Portfolio’s daily gross income (i.e., income other than gains from the sale of securities) when daily net assets are less than $500 million, 2.75% when daily net assets are $500 million but less than $1 billion, and at reduced rates on daily net assets of $1 billion or more, and is payable monthly. The portion of the adviser fee payable by Cash Management on the Portfolio’s investment of cash therein is credited against the Portfolio’s investment adviser fee. For the year ended October 31, 2009, the Portfolio’s investment adviser fee totaled $3,791,593 of which $11,659 was allocated from Cash Management and $3,779,934 was paid or accrued directly by the Portfolio. For the year ended October 31, 2009, the Portfolio’s investment adviser fee, including the portion allocated from Cash Management, was 0.70% of the Portfolio’s average daily net assets.

Except for Trustees of the Portfolio who are not members of EVM’s or BMR’s organizations, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended October 31, 2009, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

High Income Opportunities Portfolio as of October 31, 2009

NOTES TO FINANCIAL STATEMENTS CONT’D

3   Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities, paydowns and principal repayments on Senior Loans, aggregated $473,903,087 and $390,306,136, respectively, for the year ended October 31, 2009.

4   Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at October 31, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$773,952,623

Gross unrealized appreciation	$59,690,508
Gross unrealized depreciation	(118,359,748)

Net unrealized depreciation	$(58,669,240)

5   Restricted Securities

At October 31, 2009, the Portfolio owned the following securities (representing 0.6% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

	Date of
Description	Acquisition	Shares/Units	Cost	Value

Stocks, Miscellaneous, and Warrants

GNC Acquisition Holdings, Class A	3/15/07	108,818	$544,090	$1,280,788
GNC Acquisition Holdings, Preferred	3/15/07	37,182	185,910	224,951
Fontainebleau Equity Holdings, Class A	6/1/07	148,726	1,784,712	1,487
Fontainebleau Resorts LLC (PIK), Preferred	6/1/07	4,544	4,544,460	45
Mirant Corp., Escrow Certificate	1/5/06	1,440,000	0(1)	144
Mirant Corp., Escrow Certificate	1/5/06	3,200,000	0(1)	320
Peninsula Gaming LLC, Convertible Preferred Membership Interests	7/8/99	25,351	0(1)	2,466,672

Total Restricted Securities			$7,059,172	$3,974,407

(1)	Less than $0.50.

6   Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at October 31, 2009 is as follows:

Credit Default Swaps — Sell Protection

			Notional	Receive
			Amount**	Annual		Net
	Reference	Credit	(000’s	Fixed	Termination	Unrealized
Counterparty	Entity	Rating*	omitted)	Rate	Date	Appreciation

Bank of America	First Data Corp.	Caa1/B-	$1,525	3.20%	12/20/09	$3,805
Bank of America	Ford Motor Credit Co.	Caa1/CCC+	3,200	5.00(1)	3/20/10	176,768
Citigroup, Inc.	First Data Corp.	Caa1/B-	3,050	3.20	12/20/09	7,610
Citigroup, Inc.	First Data Corp.	Caa1/B-	3,050	3.55	12/20/09	10,331
Citigroup, Inc.	First Data Corp.	Caa1/B-	4,560	5.00(1)	12/20/10	536,775

						$735,289

*	Credit ratings are those of Moody’s Investors Service, Inc. and Standard & Poor’s Corp. The credit ratings of the reference debt obligation (together with the unrealized appreciation or depreciation on the swap) are a representative measure of the current payment/performance risk of the credit default swap. A lower credit rating increases the probability of the occurrence of a credit event.

**	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At October 31, 2009, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $15,385,000.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

At October 31, 2009, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The Portfolio adopted FASB Statement of Financial Accounting Standards No. 161 (FAS 161), “Disclosures

High Income Opportunities Portfolio as of October 31, 2009

NOTES TO FINANCIAL STATEMENTS CONT’D

about Derivative Instruments and Hedging Activities”, (currently FASB Accounting Standards Codification (ASC) 815-10), effective May 1, 2009. Such standard requires enhanced disclosures about an entity’s derivative and hedging activities, including qualitative disclosures about the objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk related contingent features in derivative instruments. The disclosure below includes additional information as a result of implementing FAS 161.

The Portfolio is subject to credit risk in the normal course of pursuing its investment objectives. The Portfolio may enter into credit default swap contracts to manage its credit risk, to gain exposure to a credit in which it may otherwise invest, or to enhance return.

The Portfolio enters into swap contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those swaps in a liability position. At October 31, 2009, the Portfolio held no derivatives with credit-related contingent features in a net liability position.

The non-exchange traded derivatives in which the Portfolio invests, including swap contracts, are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. At October 31, 2009, the maximum amount of loss the Portfolio would incur due to counterparty risk was $735,289, representing the fair value of such derivatives in an asset position. Such amount would be reduced by any unamortized upfront payments received by the Portfolio.

The fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is credit risk at October 31, 2009 was as follows:

	Fair Value
Derivative	Asset Derivative(1)	Liability Derivative

Credit default swap contracts	$735,289	$—

(1)	Statement of Assets and Liabilities location: Receivable for open swap contracts; Net unrealized depreciation.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is credit risk for the six months ended October 31, 2009 was as follows:

Change in
Unrealized
	Realized Gain	Appreciation
	(Loss) on	(Depreciation) on
	Derivatives	Derivatives
	Recognized in	Recognized in
Derivative	Income(1)	Income(2)

Credit default swap contracts	$742,275	$589,456

(1)	Statement of Operations location: Net realized gain (loss) – Swap contracts.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Swap contracts.

The average notional amount of credit default swap contracts outstanding during the six months ended October 31, 2009, which is indicative of the volume of this derivative type, was $15,385,000.

7   Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $450 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. At October 31, 2009, the Fund had a balance outstanding pursuant to this line of credit of $18,300,000 at an interest rate of 1.36%. Based on the short-term nature of the borrowings under the line of credit and variable interest rate, the carrying value of the borrowings approximated its fair value at October 31, 2009. Average borrowings and the average interest rate for the year ended October 31, 2009 were $9,170,959 and 1.07%, respectively.

8   Concentration of Credit Risk

The Portfolio regularly invests in lower rated and comparable quality unrated high yield securities. These investments have different risks than investments in debt securities rated investment grade and held by the Portfolio. Risk of loss upon default by the borrower is significantly greater with respect to such debt than with other debt securities because these securities are generally unsecured and are more sensitive to adverse economic conditions, such as recession or increasing interest rates, than are investment grade issuers.

9   Fair Value Measurements

The Portfolio adopted FASB Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, (currently FASB ASC 820-10), effective November 1, 2008. Such standard established a three-tier

High Income Opportunities Portfolio as of October 31, 2009

NOTES TO FINANCIAL STATEMENTS CONT’D

hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2009, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Quoted
	Priced in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Senior Floating-Rate Interests	$—	$54,918,473	$—	$54,918,473
Corporate Bonds & Notes	—	621,698,052	621,378	622,319,430
Convertible Bonds	—	10,639,256	—	10,639,256
Common Stocks	18,040,000	—	1,369,719	19,409,719
Convertible Preferred Stocks	4,069,268	525,382	—	4,594,650
Preferred Stocks	—	—	224,996	224,996
Miscellaneous	—	699,217	464	699,681
Warrants	—	—	2,466,672	2,466,672
Short-Term Investments	10,506	—	—	10,506

Total Investments	$22,119,774	$688,480,380	$4,683,229	$715,283,383

Credit Default Swaps	$—	$735,289	$—	$735,289

Total	$22,119,774	$689,215,669	$4,683,229	$716,018,672

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments	Investments
	in Senior	in Corporate	Investments	Investments
	Floating-Rate	Bonds &	in Common	in Preferred	Investments	Investments in
	Interests	Notes	Stocks	Stocks	in Warrants	Miscellaneous	Total

Balance as of October 31, 2008	$56,273	$—	$1,806,319	$1,174,741	$2,466,672	$464	$5,504,469
Realized gains (losses)	—	—	—	—	—	—	—
Change in net unrealized appreciation (depreciation)*	—	(2,268,326)	(436,600)	(1,475,725)	730,314	(1,372)	(3,451,709)
Net purchases (sales)	(56,273)	—	—	525,980	(730,314)	1,372	(259,235)
Accrued discount (premium)	—	—	—	—	—	—	—
Net transfers to (from) Level 3	—	2,889,704	—	—	—	—	2,889,704

Balance as of October 31, 2009	$—	$621,378	$1,369,719	$224,996	$2,466,672	$464	$4,683,229

Change in net unrealized appreciation (depreciation) on investments still held as of October 31, 2009*	$—	$(2,268,326)	$(436,600)	$(1,475,725)	$—	$(1,372)	$(4,182,023)

*	Amount is included in the related amount on investments in the Statement of Operations.

10   Review for Subsequent Events

In connection with the preparation of the financial statements of the Portfolio as of and for the year ended October 31, 2009, events and transactions subsequent to October 31, 2009 through December 23, 2009, the date the financial statements were issued, have been evaluated by the Portfolio’s management for possible adjustment and/or disclosure. Management has not identified any subsequent events requiring financial statement disclosure as of the date these financial statements were issued.

High Income Opportunities Portfolio as of October 31, 2009

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees and Investors of
High Income Opportunities Portfolio:
We have audited the accompanying statement of assets and liabilities of High Income Opportunities Portfolio (“the Portfolio”), including the portfolio of investments, as of October 31, 2009, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the supplementary data for each of the five years in the period then ended. These financial statements and supplementary data are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities and senior loans owned as of October 31, 2009, by correspondence with the custodian, brokers, and selling or agent banks; where replies were not received from brokers and selling or agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and supplementary data referred to above present fairly, in all material respects, the financial position of High Income Opportunities Portfolio as of October 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the supplementary data for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
December 23, 2009

Eaton Vance High Income Opportunities Fund

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 27, 2009, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board (formerly the Special Committee), which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished for a series of meetings of the Contract Review Committee held in February, March and April 2009. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;
•	An independent report comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to relevant peer groups of funds and appropriate indices;
•	Comparative information concerning fees charged by each adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing the fund;
•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;
•	Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through “soft dollar” benefits received in connection with the funds’ brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;
•	Data relating to portfolio turnover rates of each fund;
•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;
•	Copies of or descriptions of each adviser’s proxy voting policies and procedures;
•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;
•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and
•	The terms of each advisory agreement.

Eaton Vance High Income Opportunities Fund

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT’D

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2009, the Board met eighteen times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, five, six, six and six times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund’s investment objective.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuance of the investment advisory agreement of High Income Opportunities Portfolio (the “Portfolio”), the portfolio in which Eaton Vance High Income Opportunities Fund (the “Fund”) invests, with Boston Management and Research (the “Adviser”), including the fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. In particular, the Board evaluated the abilities and experience of such investment personnel in analyzing special considerations relevant to investing in high-yield debt. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management.

The Board also reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

The Board considered the Adviser’s recommendations for Board action and other steps taken in response to the unprecedented dislocations experienced in the capital markets over recent periods, including sustained periods of high volatility, credit disruption and government intervention. In particular, the Board considered the Adviser’s efforts and expertise with respect to each of the following matters as they relate to the Fund and/or other funds within the Eaton Vance family of funds: (i) negotiating and maintaining the

Eaton Vance High Income Opportunities Fund

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT’D

availability of bank loan facilities and other sources of credit used for investment purposes or to satisfy liquidity needs; (ii) establishing the fair value of securities and other instruments held in investment portfolios during periods of market volatility and issuer-specific disruptions; and (iii) the ongoing monitoring of investment management processes and risk controls.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one- and three-year periods ended September 30, 2008 for the Fund. On the basis of the foregoing and other relevant information, the Board concluded that, under the circumstances, the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including any administrative fee rates, payable by the Fund (referred to as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2008, as compared to a group of similarly managed funds selected by an independent data provider.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services and the Fund’s total expense ratio are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and administrative services to the Fund, the Portfolio and all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with its relationship with the Fund and the Portfolio.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and its affiliates and the Fund. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, can be expected to cause the Adviser and its affiliates and the Fund to continue to share such benefits equitably.

Eaton Vance High Income Opportunities Fund

MANAGEMENT AND ORGANIZATION

Fund Management. The Trustees of Eaton Vance Mutual Funds Trust (the Trust) and High Income Opportunities Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust’s and Portfolio’s affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust and the Portfolio, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research, “Parametric” refers to Parametric Portfolio Associates LLC and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund’s principal underwriter, the Portfolio’s placement agent and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below.

	Position(s)	Term of		Number of Portfolios
	with the	Office and		in Fund Complex
Name and	Trust and	Length of	Principal Occupation(s)	Overseen By
Date of Birth	the Portfolio	Service	During Past Five Years	Trustee(1)	Other Directorships Held

Interested Trustee

Thomas E. Faust Jr. 5/31/58	Trustee and President of the Trust	Trustee since 2007 and President of the Trust since 2002	Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 176 registered investment companies and 4 private investment companies managed by EVM or BMR. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trust and Portfolio.	176	Director of EVC

Noninterested Trustees

Benjamin C. Esty 1/2/63	Trustee	Since 2005	Roy and Elizabeth Simmons Professor of Business Administration and Finance Unit Head, Harvard University Graduate School of Business Administration.	176	None

Allen R. Freedman 4/3/40	Trustee	Since 2007	Former Chairman (2002-2004) and a Director (1983-2004) of Systems & Computer Technology Corp. (provider of software to higher education). Formerly, a Director of Loring Ward International (fund distributor) (2005-2007). Formerly, Chairman and a Director of Indus International, Inc. (provider of enterprise management software to the power generating industry) (2005-2007).	176	Director of Assurant, Inc. (insurance provider) and Stonemor Partners, L.P. (owner and operator of cemeteries)

William H. Park 9/19/47	Trustee	Since 2003	Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (since 2006). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005).	176	None

Ronald A. Pearlman 7/10/40	Trustee	Since 2003	Professor of Law, Georgetown University Law Center.	176	None

Helen Frame Peters 3/22/48	Trustee	Since 2008	Professor of Finance, Carroll School of Management, Boston College. Adjunct Professor of Finance, Peking University, Beijing, China (since 2005).	176	Director of BJ’s Wholesale Club, Inc. (wholesale club retailer)

Heidi L. Steiger 7/8/53	Trustee	Since 2007	Managing Partner, Topridge Associates LLC (global wealth management firm) (since 2008); Senior Advisor (since 2008), President (2005-2008), Lowenhaupt Global Advisors, LLC (global wealth management firm). Formerly, President and Contributing Editor, Worth Magazine (2004-2005). Formerly, Executive Vice President and Global Head of Private Asset Management (and various other positions), Neuberger Berman (investment firm) (1986-2004).	176	Director of Nuclear Electric Insurance Ltd. (nuclear insurance provider), Aviva USA (insurance provider) and CIFG (family of financial guaranty companies) and Advisory Director of Berkshire Capital Securities LLC (private investment banking firm)

Eaton Vance High Income Opportunities Fund

MANAGEMENT AND ORGANIZATION CONT’D

	Position(s)	Term of		Number of Portfolios
	with the	Office and		in Fund Complex
Name and	Trust and	Length of	Principal Occupation(s)	Overseen By
Date of Birth	the Portfolio	Service	During Past Five Years	Trustee(1)	Other Directorships Held

Noninterested Trustees (continued)

Lynn A. Stout 9/14/57	Trustee	Since 1998	Paul Hastings Professor of Corporate and Securities Law (since 2006) and Professor of Law (2001-2006), University of California at Los Angeles School of Law.	176	None

Ralph F. Verni 1/26/43	Chairman of the Board and Trustee	Chairman of the Board since 2007 and Trustee since 2005	Consultant and private investor.	176	None

Principal Officers who are not Trustees

	Position(s)	Term of
	with the	Office and
Name and	Trust and	Length of	Principal Occupation(s)
Date of Birth	the Portfolio	Service	During Past Five Years

William H. Ahern, Jr. 7/28/59	Vice President of the Trust	Since 1995	Vice President of EVM and BMR. Officer of 76 registered investment companies managed by EVM or BMR.

John R. Baur 2/10/70	Vice President of the Trust	Since 2008	Vice President of EVM and BMR. Previously, attended Johnson Graduate School of Management, Cornell University (2002-2005), and prior thereto he was an Account Team Representative in Singapore for Applied Materials, Inc. Officer of 35 registered investment companies managed by EVM or BMR.

Michael A. Cirami 12/24/75	Vice President of the Trust	Since 2008	Vice President of EVM and BMR. Officer of 35 registered investment companies managed by EVM or BMR.

Cynthia J. Clemson 3/2/63	Vice President of the Trust	Since 2005	Vice President of EVM and BMR. Officer of 92 registered investment companies managed by EVM or BMR.

Charles B. Gaffney 12/4/72	Vice President of the Trust	Since 2007	Director of Equity Research and a Vice President of EVM and BMR. Officer of 32 registered investment companies managed by EVM or BMR.

Thomas P. Huggins 3/7/66	Vice President of the Portfolio	Since 2000	Vice President of EVM and BMR. Officer of 4 registered investment companies managed by EVM or BMR.

Christine M. Johnston 11/9/72	Vice President of the Trust	Since 2007	Vice President of EVM and BMR. Officer of 37 registered investment companies managed by EVM or BMR.

Aamer Khan 6/7/60	Vice President of the Trust	Since 2005	Vice President of EVM and BMR. Officer of 35 registered investment companies managed by EVM or BMR.

Thomas H. Luster 4/8/62	Vice President of the Trust	Since 2006	Vice President of EVM and BMR. Officer of 54 registered investment companies managed by EVM or BMR.

Robert B. MacIntosh 1/22/57	Vice President of the Trust	Since 1998	Vice President of EVM and BMR. Officer of 91 registered investment companies managed by EVM or BMR.

Jeffrey A. Rawlins 10/6/61	Vice President of the Trust	Since 2009	Vice President of EVM and BMR. Previously, a Managing Director of the Fixed Income Group at State Street Research and Management (1989-2005). Officer of 31 registered investment companies managed by EVM or BMR.

Duncan W. Richardson 10/26/57	Vice President of the Trust	Since 2001	Director of EVC and Executive Vice President and Chief Equity Investment Officer of EVC, EVM and BMR. Officer of 82 registered investment companies managed by EVM or BMR.

Judith A. Saryan 8/21/54	Vice President of the Trust	Since 2003	Vice President of EVM and BMR. Officer of 51 registered investment companies managed by EVM or BMR.

Susan Schiff 3/13/61	Vice President of the Trust	Since 2002	Vice President of EVM and BMR. Officer of 37 registered investment companies managed by EVM or BMR.

Eaton Vance High Income Opportunities Fund

MANAGEMENT AND ORGANIZATION CONT’D

	Position(s)	Term of
	with the	Office and
Name and	Trust and	Length of	Principal Occupation(s)
Date of Birth	the Portfolio	Service	During Past Five Years

Principal Officers who are not Trustees (continued)

Thomas Seto 9/27/62	Vice President of the Trust	Since 2007	Vice President and Director of Portfolio Management of Parametric. Officer of 32 registered investment companies managed by EVM or BMR.

David M. Stein 5/4/51	Vice President of the Trust	Since 2007	Managing Director and Chief Investment Officer of Parametric. Officer of 32 registered investment companies managed by EVM or BMR.

Dan R. Strelow 5/27/59	Vice President of the Trust	Since 2009	Vice President of EVM and BMR since 2005. Previously, a Managing Director (since 1988) and Chief Investment Officer (since 2001) of the Fixed Income Group at State Street Research and Management. Officer of 31 registered investment companies managed by EVM or BMR.

Mark S. Venezia 5/23/49	Vice President of the Trust	Since 2007	Vice President of EVM and BMR. Officer of 38 registered investment companies managed by EVM or BMR.

Adam A. Weigold 3/22/75	Vice President of the Trust	Since 2007	Vice President of EVM and BMR. Officer of 69 registered investment companies managed by EVM or BMR.

Michael W. Weilheimer 2/11/61	President of the Portfolio	Since 2002	Vice President of EVM and BMR. Officer of 24 registered investment companies managed by EVM or BMR.

Barbara E. Campbell 6/19/57	Treasurer	Treasurer of the Trust since 2005 and of the Portfolio since 2008	Vice President of EVM and BMR. Officer of 176 registered investment companies managed by EVM or BMR.

Maureen A. Gemma 5/24/60	Secretary and Chief Legal Officer	Secretary since 2007 and Chief Legal Officer since 2008	Vice President of EVM and BMR. Officer of 176 registered investment companies managed by EVM or BMR.

Paul M. O’Neil 7/11/53	Chief Compliance Officer	Since 2004	Vice President of EVM and BMR. Officer of 176 registered investment companies managed by EVM or BMR.

(1)	Includes both master and feeder funds in a master-feeder structure.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolio and can be obtained without charge by calling 1-800-262-1122.

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Investment Adviser of High Income Opportunities Portfolio
Boston Management and Research
Two International Place
Boston, MA 02110

Administrator of Eaton Vance High Income Opportunities Fund
Eaton Vance Management
Two International Place
Boston, MA 02110

Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
PNC Global Investment Servicing
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
200 Berkeley Street
Boston, MA 02116-5022

Eaton Vance High Income Opportunities Fund
Two International Place
Boston, MA 02110
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing the program is available to investors at www.FINRA.org.

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund’s investment objective(s), risks, and charges and expenses. The Fund’s current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-262-1122.

446-12/09	HISRC

Item 2. Code of Ethics
The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.
Item 3. Audit Committee Financial Expert
The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is the Vice Chairman of Commercial Industrial Finance Corp (specialty finance company). Previously, he served as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm) and as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (“UAM”) (a holding company owning institutional investment management firms).
Item 4. Principal Accountant Fees and Services
(a)-(d)
The following table presents the aggregate fees billed to the registrant for the registrant’s fiscal years ended October 31, 2008 and October 31, 2009 by the registrant’s principal accountant, Deloitte & Touche LLP(D&T), for professional services rendered for the audit of the registrant’s annual financial statements and fees billed for other services rendered by the principal accountant during such periods.

Fiscal Years Ended	10/31/08	10/31/09
Audit Fees	$74,865	$75,230

Audit-Related Fees(1)	0	0

Tax Fees(2)	11,710	12,960

All Other Fees(3)	819	2,500

Total	$87,394	$90,690

(1)	Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.

(2)	Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the registrant’s principal accountant other than audit, audit-related, and tax services.
For both the fiscal years ended October 31, 2008 and October 31, 2009, the registrant was billed $40,000, by D&T, for work done in connection with its Rule 17Ad-13 examination of Eaton Vance Management’s assertion that it has maintained an effective internal control structure over sub-transfer agent and registrar functions, such services being pre-approved in accordance with Rule 2-01(c)(7)(ii) of Regulation S-X.
(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the Audit Committee.
The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.
(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.
(f) Not applicable.
(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the registrant by the registrant’s principal accountant for the registrant’s fiscal year ended October 31, 2008 and the fiscal year ended October 31, 2009; and (ii) the aggregate non-audit fees (i.e., fees for audit related, tax, and other services) billed to the Eaton Vance organization by the registrant’s principal accountant for the same time periods.

Fiscal Years Ended	10/31/08	10/31/09
Registrant	$11,710	$15,460

Eaton Vance(1)	$325,329	$280,861

(1)	Certain entities that provide ongoing services to the registrant are subsidiaries of Eaton Vance Corp.
(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.
Item 5. Audit Committee of Listed registrants
Not required in this filing.
Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies
Not required in this filing.
Item 8. Portfolio Managers of Closed-End Management Investment Companies
Not required in this filing.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not required in this filing.
Item 10. Submission of Matters to a Vote of Security Holders.
No Material Changes.
Item 11. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics — Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
High Income Opportunites Portfolio

By:	/s/ Michael W. Weilheimer
Michael W. Weilheimer
President
Date: December 23, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer
Date: December 23, 2009

By:	/s/ Michael W. Weilheimer
Michael W. Weilheimer
President
Date: December 23, 2009